SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENT [Text Block]
13.	SUBSEQUENT EVENT

In February 2016, the Company signed a letter of intent (“LOI”) with Lidya Madencilik Sanayi ve Ticaret A.S. (“Lidya”) (a Turkish mining company) for a proposed joint venture to further explore and develop the Company’s Karaburun project. The LOI sets out the intention to grant to Lidya an option (“Option”) to acquire an 80% interest in the project. The Option is subject to the negotiation and execution of a definitive agreement for the Option, contemplated to be signed within 120 days from the signing of the LOI.